Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 12,175	£ 12,271	£ 25,776
(Loss)/profit from operations		4,907	5,097	9,962
Net finance income/(costs)		(756)	(786)	(1,745)
Profit/(loss) before taxation		4,384	4,592	8,672
Taxation on ordinary activities		(1,055)	(1,054)	(2,108)
Profit for the period		3,329	3,538	£ 6,564
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(10)	(19)
Net finance income/(costs)		83	49
Profit/(loss) before taxation		73	30
Profit for the period		73	30
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(1)	3
Net finance income/(costs)		(16)	425
Profit/(loss) before taxation		(17)	428
Taxation on ordinary activities		13	(98)
Profit for the period		(4)	330
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(1)	(1)
Net finance income/(costs)		133	96
Profit/(loss) before taxation		132	95
Taxation on ordinary activities		(1)
Profit for the period		131	95
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		4	(3)
Dividend income		2,255	2,310
Net finance income/(costs)		(208)	(456)
Profit/(loss) before taxation		2,051	1,851
Taxation on ordinary activities		43	109
Profit for the period		2,094	1,960
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Net finance income/(costs)			5
(Expense)/income		(10)	(19)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Net finance income/(costs)		356	573
(Expense)/income		(1)	3
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Net finance income/(costs)		281	419
(Expense)/income		(1)	(1)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		2,255	2,310
Net finance income/(costs)		14	16
(Expense)/income		£ 17	£ 8

[1]	Revenue is net of duty, excise and other taxes of £18,553 million and £18,415 million for the six months ended 30 June 2021 and 2020 respectively, and £39,172 million for the year ended 31 December 2020.